Property, plant and equipment (Tables)	3 Months Ended
Mar. 31, 2024
Property, plant and equipment.
Schedule of property, plant and equipment

							Total
							(excluding
	Towers		Land	Furniture		Capital	Right of
	and tower	Fiber	and	and office	Motor	work in	use	Right of
	equipment	assets	buildings	equipment	vehicles	progress	asset)	use assets
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000

Cost
At January 1, 2023	2,961,567	364,182	63,586	32,308	27,277	287,158	3,736,078	1,165,180
Additions during the year(a)	64,165	32,293	3,017	3,775	4,481	351,362	459,093	123,281
Additions through business combinations (note 26)(b)	5,576	—	—	—	—	—	5,576	—
Reclassification	208,363	81,929	5,210	(2,300)	337	(293,539)	—	—
Transfer from advance payments	67,978	2,529	2,164	—	—	16,643	89,314	—
Disposals(c)	(122,022)	(35,575)	—	(1,743)	(2,216)	—	(161,556)	(52,271)
Effects of movement in exchange rates	(880,175)	3,431	(34,697)	(7,589)	(10,497)	(148,759)	(1,078,286)	(117,853)
Reclassified to assets held for sale(e)	(111,551)	—	—	(52)	—	(127)	(111,730)	(1,347)
At December 31, 2023	2,193,901	448,789	39,280	24,399	19,382	212,738	2,938,489	1,116,990

At January 1, 2024	2,193,901	448,789	39,280	24,399	19,382	212,738	2,938,489	1,116,990
Additions during the period(a)	10,620	276	776	137	270	32,021	44,100	24,843
Reclassification	27,972	562	—	157	—	(28,691)	—	—
Transfer from advance payments	5,236	3,159	71	—	—	398	8,864	—
Disposals(c)	(2,370)	(11)	—	(165)	(248)	—	(2,794)	(10,717)
Effects of movement in exchange rates	(354,378)	(29,271)	(11,697)	(2,971)	(3,973)	(49,721)	(452,011)	(77,176)
At March 31, 2024	1,880,981	423,504	28,430	21,557	15,431	166,745	2,536,648	1,053,940

Accumulated depreciation and impairment
At January 1, 2023	1,561,326	59,032	1,833	21,437	17,009	—	1,660,637	200,161
Charge for the year(d)	216,776	65,246	358	4,173	4,017	—	290,570	95,895
Impairment(e)	85,567	464	—	—	—	—	86,031	1,663
Disposals(c)	(120,503)	(34,506)	—	(1,723)	(2,141)	—	(158,873)	(23,920)
Effects of movement in exchange rates	(587,037)	6,143	(958)	(4,826)	(6,135)	—	(592,813)	(43,018)
Reclassified to assets held for sale(e)	(87,290)	—	—	(8)	—	—	(87,298)	(700)
At December 31, 2023	1,068,839	96,379	1,233	19,053	12,750	—	1,198,254	230,081

At January 1, 2024	1,068,839	96,379	1,233	19,053	12,750	—	1,198,254	230,081
Charge for the period(d)	35,713	16,716	57	1,244	644	—	54,374	22,562
Impairment(e)	1,793	—	—	38	—	—	1,831	343
Disposals(c)	(1,249)	(6)	—	(131)	(248)	—	(1,634)	(4,434)
Effects of movement in exchange rates	(221,824)	(5,340)	(360)	(2,534)	(2,358)	—	(232,416)	(21,057)
At March 31, 2024	883,272	107,749	930	17,670	10,788	—	1,020,409	227,495

Net book value
At December 31, 2023	1,125,062	352,410	38,047	5,346	6,632	212,738	1,740,235	886,909
At March 31, 2024	997,709	315,755	27,500	3,887	4,643	166,745	1,516,239	826,445
(a)	Includes net movements in assets relating to the decommissioning and site restoration provision.
(b)	Includes subsequent asset acquisitions on business combination transactions.
(c)	The disposals value of right of use assets represents disposals due to terminated leases and the impact of remeasurement of lease assets as a result of changes in lease terms.
(d)	The charge for the period does not agree to the charge in the condensed consolidated statement of (loss)/income and other comprehensive income due to the indirect taxes benefit of $0.4 million in IHS Brasil Cessão de Infraestruturas S.A. claimed through depreciation over the useful life of the asset.
(e)	The impairment in the year ended December 31, 2023, includes $71.0 million from power equipment assets in the SSA segment being classified as assets held for sale and remeasured at fair value less costs to sell. As of March 31, 2024 a portion of the sale of these assets was concluded, with the remainder expected to be concluded within 12 months of being classified as held for sale. Assets are not depreciated while they are classified as held for sale. The impairment losses have been recognized in cost of sales in the condensed consolidated statement of (loss)/income and other comprehensive income.